SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS) (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	25.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	25.00%	25.00%